June 20, 2007
VIA FEDERAL EXPRESS & EDGAR
Gregory Belliston
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	International Stem Cell Corporation Registration Statement on Form SB-2, Amendment No. 2 Filed May 31, 2007 File No. 333-142048
Dear Mr. Belliston:
     This letter is submitted on behalf of International Stem Cell Corporation (the “Company”) in response to the comments of the staff of the Division of Corporate Finance (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”) with respect to Amendment No. 2 to the Company’s registration statement on Form SB-2 initially filed on April 11, 2006, and amended on April 24, 2007 and May 31, 2007, (“Registration Statement”) as set forth in a letter from the Staff dated June 12, 2007 to Jeff Krstich (the “Comment Letter”). In terms of format, the text of each Staff comment has been included herein and is followed by the Company’s response. Transmitted herewith is Amendment No. 3 to the Registration Statement (“Amendment No. 3”), which has been marked to reflect the Company’s responses to the Staff’s comments.
1.	We note your response to comment 4. Please disclose in the first paragraph of the Prospectus Summary that you do not yet have any products on the market addressing your business’s main focus, which is cell transplant therapy.

RESPONSE

We have clarified this paragraph to say that no therapeutic products are yet on the market.

2.	Refer to your response to our comment 22 and we repeat our comment in part. Since you do not maintain any research and development costs by project, provide other

Gregory Belliston
June 20, 2007

quantitative or qualitative disclosure that indicates the amount of the company’s resources being used on your projects.

RESPONSE

We have modified our disclosure regarding research and development for the first quarter of 2007 to clarify that thus far all R&D has had general, rather than project specific, applicability and that the first project for which specific allocation will be feasible is the University of California at Irvine project described in the following paragraph. We have similarly clarified the status of R&D expenses for prior years in the paragraphs relating to those years.

3.	Please revise the heading with regards to your comparison of fiscal years ended December 31, 2006 and December 31, 2005 as the years ended December 31, 2007 and December 31, 2006 is incorrect.

RESPONSE

We have made the requested correction.

4.	Please revise your discussion related to financing activities as there appears to be a formatting error.

RESPONSE

We have corrected the formatting error.

5.	Refer to your response to our comment 24 and revised disclosure. Please provide additional discussion with regards to the reasons for the increases and decreases for items causing the changes in cash provided by operations, investing and financing rather than merely restating the fluctuations which are apparent from the statement of cash flows.

RESPONSE

With respect to operations we have expanded the text to emphasize that the bulk of the increased spending resulted from expanded R&D activities. With respect to investing and financing, we believe the text is as specific as we can reasonably make it because the specified payments for property and equipment and licenses account for the total change in that category and almost all of the change in investing activities resulted from the closing of common stock sales as disclosed.

Gregory Belliston
June 20, 2007

6.	Refer to your response to our comment 25. Please address in this disclosure the terms under which future payments related to sales will be required such as the percentage of sales, minimum payment amounts, etc., similar to the disclosure on page F-23 related to your ACT contractual obligations. In addition, please disclose the obligation schedule to ACT as provided on page F-23 or provide a cross reference to this table.

RESPONSE

We have added language that we believe is responsive to your comment and provided a reference to the schedule in footnote 3 to the financials.

7.	Please clarify what “PCT Countries” means.

RESPONSE

We have explained the reference to the PCT Countries in the text preceding the chart.

8.	We note in the discussion of the Advanced Cell Technology agreements that “all payments required to date have been made.” Please state the aggregate amount of these payments, and state what they were for.

RESPONSE

We have provided the total of all such payments made to date and indicated that they represent annual payments.

9.	The selling security holders to whom footnotes 139, 140, and 142 on page 53 apply appear to be affiliates of broker-dealers. As requested in comment 47, please include the following representations regarding these security holders:
•	the selling security holder received the securities in the ordinary course of business; and

•	at the time they received the securities to be resold, the selling security holder had no agreement or understanding, directly or indirectly, with any person to distribute the securities.

Gregory Belliston
June 20, 2007

If a selling security holder is an affiliate of a broker-dealer and you are not able to make these statements in the prospectus, the prospectus must state that the selling security holder is an underwriter. Please revise the prospectus as appropriate.

RESPONSE

The requested changes have been made in the referenced footnotes.

10.	Refer to your response to our comments 52 and 53 and we reissue these comments. Please disclose your revenue recognition, cost of sales, and research and development expense accounting policies in the notes to the financial statements.

RESPONSE

The Company’s financial statements will be amended to include the following disclosure within the Note 1 — Organization and Significant Accounting Policies:

Product Sales Revenue from product sales is recognized when products are shipped and title and risk of loss have passed. Product sales are recorded net of accruals for estimated returns.

Cost of Sales
Cost of sales consists primarily of costs and expenses for salaries and benefits associated with employee efforts expended directly on the production of the Company’s products and include related direct materials, overhead and occupancy costs. Certain of the agreements under which the Company has licensed technology will require the payment of royalties based on the sale of its future products. Such royalties will be recorded a component of cost of sales. Additionally, the amortization of license fees or milestone payments related to developed technologies used in the Company’s products will be classified as a component of cost of sales to the extent such payments become due in the future.

Research and Development Costs
Research and development costs, which are expensed as incurred, are primarily comprised of costs and expenses for salaries and benefits associated with research and development personnel; overhead and occupancy; contract services; and amortization of technology used in research and development with alternative future uses.

Gregory Belliston
June 20, 2007

11.	Refer to your response to our comment 54 and we reissue our comment in part. Disclose how you are using these assets and why capitalization was appropriate instead of expensing as research and development expense. It does not appear that you addressed this part of the comment in your response. Also, please explain to us why you include a line item called “Gross profit” when this appears to exclude certain items that would be considered “Cost of Sales.”

RESPONSE

FAS 2, paragraph 11.c., states the following:

“The cost of intangibles that are purchased from others for use in research and development activities and that have alternative future uses (in research and development and otherwise) shall be capitalized and amortized as intangible assets in accordance with FASB Statement No. 142 Goodwill and Other Intangible Assets. The amortization of those intangible assets used in research and development activities is a research and development cost. However, the cost of intangibles that are purchased from others for a particular research and development project and that have no alternative future uses (in other research and development projects or otherwise) and therefore no separate economic values are research and development costs at the time the costs are incurred.”

The license fees paid to ACT give the Company rights to a portfolio of related patents which we intend to utilize in a basic research as well as in a variety of specific research projects. Accordingly, the Company is amortizing the amounts paid over the patent life or the expected remaining useful life, whichever is shorter.

The amortization expense of $49,776 and $33,184 was included in general and administrative expense in the statements of operations for the years ended December 31, 2006 and 2005, respectively. The amortization expense has been reclassified to research and development expense, in accordance with the requirements of FAS 2, outlined above.

The Company’s financial statements will be amended to include the following disclosure within Note 1 — Organization and Significant Accounting Policies:

Patent Licenses
Patent licenses, net, consists of acquired research and development rights used in research and development, which have alternative future uses. Patent licenses are recorded at cost of $750,976 and $750,325 at December 31, 2006 and 2005, respectively, and are amortized on a straight-line basis over the shorter of the lives of the underlying patents or the useful life of the license. Amortization expense amounted to $49,776 and $33,184 for

Gregory Belliston
June 20, 2007

the years ended December 31, 2006 and 2005, respectively, and is included in research and development expense. Additional information regarding patent licenses is included in Note 3.

Similar changes will be made to footnotes to the quarterly financial statements.

12.	Refer to your response to our comment 55. Please clarify that the 1,976,190 warrants earned is in relation to the aggregate of warrants to purchase 2,250,190 shares of common stock issued to the placement agent. In addition, please reference in this footnote the warrants to purchase 1,202,856 shares of common stock issued between February and August 2006 by Lifeline.

RESPONSE

For further clarification, a total of 2,250,190 warrants were earned by the placement agent through February of 2007, including 1,976,190 earned for outstanding subscriptions which settled in 2006 and 274,000 for outstanding subscriptions which settled in January and February of 2007. The text has been changed to reflect this.

Note 8 has been modified to reference the 1,202,856 warrants issued in connection with 2006 debt financings evidenced by the issuance of promissory notes, as further described in note 5.

13.	Refer to your response to our comments 56 and 57. EITF 00-19 indicates that an instrument that requires the issuer to deliver registered shares, the instrument would be classified as a liability under EITF 00-19 as the registration of the shares is outside of the control of the issuer and nonperformance under the contract is not considered an option. Please revise your accounting accordingly. Please note that the accounting for the registration rights agreement is separate from the accounting for the liquidated damage clause.

RESPONSE

The terms of the Agent’s Warrants Agreements (the Warrants) provide for the settlement of Warrants in unregistered shares (the Warrant Shares). The Warrant holders and Warrant Share holders are entitled to registration rights if and when a registration statement is filed, to the extent Warrants and Warrant Shares have not been previously sold pursuant to a registration statement or Rule 144. The Company’s private placement memorandum includes the subscription agreement for the purchase of shares (the Subscription Agreement) which further provides that if the Company does not register the subscribed shares, including the related agent’s shares underlying the Warrants, within a

Gregory Belliston
June 20, 2007

stated time frame, penalties will be imposed. Potential penalties under the Subscription Agreement are limited to the issuance of additional shares, up to a maximum of 10% of the shares originally subscribed or subject to the Warrants. The Company has an adequate number of shares authorized and reserved to meet such penalty obligation, if necessary.

Generally, a warrant contract must allow a company to settle in unregistered shares in order to permit accounting for the contract as an equity instrument under the guidance of EITF 00-19 Accounting for Derivative Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock (“EITF 00-19”). Paragraphs 14 — 18 of EITF 00-19 provide specific guidance relative to legal and economic factors which could preclude a company from issuing unregistered shares, despite the presence or absence of specific contract provisions which might lead to the conclusion that unregistered shares could be delivered. The company has considered paragraphs 14-18 of EITF 00-19 and has concluded that based on the provisions of the Warrant, the Subscription Agreement and EITF 00-19, the warrants should be accounted for as a component of equity.

FASB Staff Position EITF 00-19-2 Accounting for Registration Payment Arrangements (“FSP EITF 00-19-2”) addressed whether penalty payments made pursuant to registration rights agreements should be viewed as a partial cash settlements of warrants, requiring accounting for such warrants as assets or liabilities under EITF 00-19. The FASB concluded in FSP EITF 00-19-2 that registration rights agreements should be accounted for separately from the related financial instruments or other agreements. FSP EITF 00-19-2 became effective on January 1, 2007, and requires adoption via a cumulative effect adjustment in cases where companies had previously bundled registration payment arrangements with financial instruments.

Prior to 2007, it was the Company’s policy that the Warrants and related registration payment arrangements were viewed as two separate agreements. In accordance with EITF 00-19, the Warrants are appropriately accounted for as equity of the Company, as all of the criteria of paragraphs 7-32 of EITF 00-19 have been met in all accounting periods, including specifically the requirements of paragraphs 14-18, as noted previously. Potential penalties under the Subscription Agreements will be accounted for as a current period expense when it is probable that a liability has been incurred, as required under FAS 5 Accounting for Contingencies and FSP EITF 00-19-2.

The Company’s financial statements will be amended to include the following disclosure within the Note 1 — Organization and Significant Accounting Policies:

Gregory Belliston
June 20, 2007

Registration Payment Arrangements

The Company adopted FASB Staff Position No. EITF 00-19-2, Accounting for Registration Payment Arrangements (“FSP EITF 00-19-2”), on January 1, 2007. FSP EITF 00-19-2 requires that companies separately recognize and measure registration payment arrangements, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement. Such payments include penalties for failure to effect a registration of securities.

Prior to the adoption of FSP EITF 00-19-2, the Company accounted for derivative instruments indexed to its own stock, including freestanding warrants, and related registration rights as separate arrangements. Accordingly, the adoption of EITF 00-19-2 had no impact on the consolidated financial position, operations or cash flows of the Company.

14.	Refer to your response to our comment 58 and we reissue the comment. Please tell us how you accounted for the 15.5 million shares received from American Stem Cell Corporation in 2005, not in 2006.

RESPONSE
On June 30, 2006 ASC, the members of Lifeline and Lifeline entered into a Final Settlement Agreement to resolve certain disputes that had arisen regarding prior agreements among the parties and to resolve all rights and obligations between such parties. Pursuant to the Final Settlement Agreement, (i) the members of Lifeline transferred to ASC all 15.5 million shares of ASC Common Stock held by them, and (ii) all promissiory notes previously issued by Lifeline in favor of ASC, and all other debt owed by Lifeline to ASC, were replaced by a new amended and restated promissory note by Lifeline to ASC in the amount of $500,000. The terms of the promissory note specified a maturity date of June 30, 2007 and that early repayments are required when Lifeline consummates equity financing in excess of $2,000,000 prior to the maturity date, Lifeline shall make partial early repayment of the note in an amount equal to 10% of such financing up to the amount of $500,000. The note was paid in full December 21, 2006.

15.	Please reconcile your financial statement balances to those presented in the Form SB-2/A2 (i.e. additional paid-in-capital, deficit accumulated during the development stage,

Gregory Belliston
June 20, 2007

general and administrative expense, increase <decrease> in accrued expenses and related party payables, net income, issuance of common stock, etc.) and revise accordingly.

RESPONSE

Modifications to the 10-QSB will be filed promptly following this filing.

16.	Please revise your statement of cash flows line item related to the cumulative cash paid for interest to present the actual cumulative amount from inception.

RESPONSE

Completed.

17.	Please reverse the dates presented on your table to show the earliest period first rather than the current period.

RESPONSE

The dates have been reversed,

18.	Please amend the filing to provide an auditor report which opines on the cumulative financial information.

RESPONSE

An amendment to the Current Report on Form 8-K was filed on January 19, 2007 that included in Exhibit 99.1 thereto the report of Vasquez & Company LLP, the Company’s independent registered public account firm, with respect to the financial statements included in such Exhibit.

Should you have any questions or comments, or require any additional information with respect to the foregoing, please don’t hesitate to contact either Eric Klein, on (310) 788-4640, or the undersigned on the above-referenced number.

Gregory Belliston
June 20, 2007

Kind regards,

/s/ Sheri M. Watts

Sheri M. Watts
SMW:ms

cc:	Jeff Krstich Kenneth Aldrich Edward T. Swanson, Esq. Eric Klein, Esq.